Consolidated statements of operations and other comprehensive loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue from contracts with customers	$ 27,341	$ 0	$ 0
Research and development expenses	(73,953)	(50,180)	(43,035)
General and administrative expenses	(33,912)	(36,536)	(14,226)
Operating loss	(80,524)	(86,716)	(57,261)
Financial income	676	0	1
Financial expense	(3,164)	(36)	(1,118)
Foreign exchange differences, net	(10,616)	(193)	(1,565)
Loss before income taxes	(93,628)	(86,945)	(59,943)
Income taxes	(107)	(64)	0
Net loss	(93,735)	(87,009)	(59,943)
OTHER CONSOLIDATED COMPREHENSIVE INCOME OR LOSS, NET OF INCOME TAX
Remeasurement of net pension liabilities	1,439	457	(858)
Total items that will not be reclassified subsequently to profit or loss	1,439	457	(858)
Exchange differences arising on translation of foreign operations	7,268	853	801
Total items that may be reclassified subsequently to profit or loss	7,268	853	801
Total other comprehensive loss, net of income tax	8,707	1,310	(57)
Total comprehensive (loss)/income	$ (85,028)	$ (85,699)	$ (60,000)
LOSS PER SHARE
Basic loss per share (in USD per share)	$ (2.12)	$ (3.23)	$ (6.24)
Diluted loss per share (in USD per share)	$ (2.12)	$ (3.23)	$ (6.24)